Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Income Statement [Abstract]
Revenue	$ 32,028,679	$ 44,064,955	$ 96,390,475	$ 123,391,681	$ 157,112,281	$ 119,919,169
Cost of Goods Sold	18,707,174	30,429,063	50,666,827	78,575,746	98,991,307	64,468,357
Gross Profit	13,321,505	13,635,892	45,723,648	44,815,935	58,120,974	55,450,812
Expenses:
General and Administrative	28,939,691	42,957,935	89,686,896	150,774,000	200,273,872	239,344,688
Sales and Marketing	127,570	1,047,996	524,209	10,440,773	10,641,912	27,548,784
Depreciation and Amortization	7,950,490	7,476,622	24,837,550	22,351,909	39,953,805	22,055,590
Realized and Unrealized Gain on Changes in Fair Value of Contingent Consideration		962,791	390,727	8,462,116	8,951,801
Impairment Expense	1,573,563		2,363,272		239,509,415
Loss on Disposals of Assets, Restructuring Fees and Other Expense					6,233,034	16,542,840
Other Operating Expense (Income)	1,558,530	1,848,209	(24,818,043)	6,783,169
Total Expenses	40,149,844	54,293,553	92,984,611	198,811,967	505,563,839	305,491,902
Loss from Operations	(26,828,339)	(40,657,661)	(47,260,963)	(153,996,032)	(447,442,865)	(250,041,090)
Other Expense (Income):
Interest Expense	10,114,050	7,136,316	26,574,962	21,313,190	40,425,315	12,381,121
Interest Income	(41,915)	(126,089)	(582,980)	(760,809)	(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees	8,166,700	1,511,085	14,634,267	3,289,863	9,061,967	8,308,751
Change in Fair Value of Derivatives	(1,938,995)	(11,725)	(2,066,495)	(8,041,429)	(8,797,409)	(3,908,722)
Realized and Unrealized Gain on Investments, Assets Held For Sale and Other Assets		(86,124)		(16,600,604)	(16,373,788)	(4,259,000)
Loss on Extinguishment of Debt	6,420,526	11,570,696	17,493,887	43,800,931	44,355,401	1,164,054
Total Other Expense	22,720,366	19,994,159	56,053,641	43,001,142	67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes	(49,548,705)	(60,651,820)	(103,314,604)	(196,997,174)	(515,348,316)	(263,025,504)
Provision for Income Tax Benefit	32,207,910	13,836,022	(2,101,121)	47,088,266	39,598,946	6,369,046
Net Loss from Continuing Operations	(17,340,795)	(46,815,798)	(105,415,725)	(149,908,908)	(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes	7,609,983	(5,843,713)	(6,023,429)	(58,797,102)	(50,781,039)	(1,264,196)
Net Loss	(9,730,812)	(52,659,511)	(111,439,154)	(208,706,010)	(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest	3,987,882	(27,687,295)	(26,105,114)	(118,260,518)	(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (13,718,694)	$ (24,972,216)	$ (85,334,040)	$ (90,445,492)	$ (247,264,351)	$ (69,079,888)
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (0.04)	$ (0.06)	$ (0.18)	$ (0.48)	$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ 0.01	$ (0.02)	$ (0.01)	$ (0.89)	$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted	541,029,620	315,384,911	482,213,951	65,930,969	270,418,842	105,915,105